Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Amount of Tax Reflected in the Consolidated Statements of Loss [Abstract]
Schedule of deferred taxes
	As of December 31	As of December 31
	2022	2021
	USD in thousands
Deferred tax assets
Deferred research and development expenses	261	-
Intangible assets	110	55
Employee compensation and benefits	13	-
Other	-	40
Accrued severance pay	13	-

Total deferred tax assets	397	95

Deferred tax liabilities:
Differences between tax basis and carrying values of loans	-	111
Intangible assets associated with business combinations	1,817	220
Total deferred tax liabilities	1,817	331

Net deferred tax liabilities	1,420	236

Schedule of income tax expenses
	Year ended December 31,
	2022	2021	2020
	USD in thousands
Current tax expenses	813	94	9
Tax benefit in respect of prior years	(82)	-	-
Deferred tax expenses (income)	(620)	11	-
Taxes on expenses	111	105	9

Schedule of carry forward tax losses
	December 31, 2022	December 31, 2021
	USD in thousands

Medigus*	60,000	62,000
Eventer*	3,300	2,700
Charging Robotics*	574	360
GERD IP*	786	857
Jeffs’ Brands*	1,217	747
Jeffs’ Brands subsidiaries	-	49
Gix Internet	18,471	-

Schedule of amount of tax reflected in the consolidated statements of Loss
	2022	2021	2020
	USD in thousands
Income (Loss) before taxes on income	(10,097)	4,151	(6,841)
Theoretical tax rate	23%	23%	23%
Theoretical tax expense (benefit)	(2,322)	955	(1,575)
Disallowed deductions (tax exempt income):
Change in fair value of assets and liabilities measured at fair value through profit or loss	(38)	(275)	86
Share-based compensation	183	539	298
Amortization of excess purchase price of an associate	-	60	126
Profit recognized upon deconsolidation	-	(2,678)	-
Profit recognized upon first time consolidation	(529)	-	-
Non-deductible expenses	723	-	-
Different tax rates applicable to subsidiaries	(360)	(85)	-
Tax benefits in respect of prior years	(84)	-	-
Other	17	-	2
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	2,521	1,589	1,072
Taxes on income	111	105	9